Deferred Revenue:	12 Months Ended
Dec. 31, 2011
Deferred Revenue Disclosure [Abstract]
Deferred Revenue Disclosure [Text Block]

13.  Deferred Revenue:

Current portion of deferred revenue comprises of upfront licensing fees which are recognized over the development period of the contract. For the year ended December 31, 2010 deferred revenues amounted to $5,775,000 and $4,367,000 for the year ended December 31, 2011. These deferred revenues result mainly from the upfront license fees received in 2009 of €5 million from Merck Serono and from upfront license fees received in 2011 from undisclosed partners.